                             SUPPLEMENT TO THE CLASS A PROSPECTUS

                           CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
                              CREDIT SUISSE MUNICIPAL MONEY FUND

THE FOLLOWING INFORMATION SUPERCEDES CERTAIN INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS.

The following information replaces the information set forth on page 9 of the funds' prospectus:

                                      INVESTOR EXPENSES

                                    FEES AND FUND EXPENSES

     This table describes the fees and expenses you may pay as a shareholder. Annual fund operating expenses are for the fiscal year ended October 31, 2002

                                                              U.S.
                                                          GOVERNMENT
                                                             MONEY       MUNICIPAL
                                                             FUND        MONEY FUND
     ------------------------------------------------------------------------------
     SHAREHOLDER FEES
         (paid directly from your investment)
     ------------------------------------------------------------------------------
     Sales charge (load) on purchases                        NONE           NONE
     Deferred Sales charge (load)                            NONE           NONE
     Sales charge (load) on reinvested distributions         NONE           NONE
     Redemption fees                                         NONE           NONE
     Exchange fees                                           NONE           NONE

     ANNUAL FUND OPERATING EXPENSES
         (deducted from fund assets)
     ------------------------------------------------------------------------------
     Management fee                                         0.40%          0.40%
     Distribution and service (12b-1) fee*                  0.25%          0.10%
     Other Expenses                                         0.44%          0.40%
     Total annual fund operating expenses**                 1.09%          0.90%

     * The maximum allowable amount payable for distributing each fund's Class A shares is .40% of that fund's average daily net assets. The Board of Trustees has currently limited the amount payable to .25% of the average daily net assets of each fund.

     ** Expected fees and expenses for the fiscal year ending October 31, 2003 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.

                                                              U.S.
     EXPENSES AFTER                                        GOVERNMENT
     WAIVERS, REIMBURSEMENTS                                 MONEY
     OR CREDITS                                               FUND
     Management fee                                          0.26%

     Distribution and service (12b-1) fee                    0.20%

     Other Expenses                                          0.44%
                                                             -----
     NET ANNUAL FUND OPERATING EXPENSES                      0.90%

Dated:  March 26, 2003                                           CSGMN-16-0303
                                                                 2003-018